Organization and Business (Details)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern, Management's Evaluation	Based upon the Company's current expectations and projections for the next year, the Company believes that it may not have sufficient liquidity necessary to sustain operations beyond June 30, 2021. These factors, among others, raise substantial doubt that the Company will be able to continue as a going concern.